SA Multi-Managed Large Cap Growth Portfolio Expense Example - SA Multi-Managed Large Cap Growth Portfolio	Mar. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	1,054
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,230
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	$ 1,345